Leases - Schedule of undiscounted future payments classified on a maturity basis (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,713	€ 1,774
Discounting effect	(631)	(632)
Total lease liabilities	1,082	1,142
Within one year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	113	117
2027
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	108	117
In the third to fifth years
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	296	319
After the fifth year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,196	€ 1,221